Income Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate	7 Months Ended
Dec. 31, 2020
Schedule of federal income tax rate to the Company’s effective tax rate [Abstract]
Statutory Federal income tax rate	21.00%
State income taxes	7.50%
Change in fair value of warrants	(4.10%)
Issuance costs - warrants	(2.90%)
Change in Valuation Allowance	(21.50%)
Income Taxes Benefit	0.00%